Debt - First lien term loan agreement (Details) $ in Millions			1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 12, 2019	Jan. 31, 2020	Jan. 31, 2020	Dec. 31, 2019 USD ($) oz
Debt
Face amount of the debt					$ 95.0
First Lien Agreement
Debt
Cash balance to be maintained					5.0
Face amount of the debt					$ 126.7
Minimum recoverable gold equivalent ounces on leach pads to be maintained | oz					175,000
Number of additional maturity amendments			2		2
1.25 Lien Notes
Debt
Face amount of the debt					$ 18.0
Additional debt amount committed to be purchased by holders of the 1.5 Lien Notes					9.0
1.5 Lien Notes
Debt
Reduction in the debt holdings of Bank of Nova Scotia					$ 5.0
Reduction in the debt holdings of Bank of Nova Scotia, number of banking days					2 days
LIBOR | First Lien Agreement
Debt
Spread on variable rate basis (as a percent)	7.00%	5.50%
Alternate Base Rate Canada | First Lien Agreement
Debt
Spread on variable rate basis (as a percent)		4.50%		7.50%